Consolidated Statements of Changes in Shareholders' Equity - CNY (¥)	Ordinary shares L&L Tomorrow Holdings Limited	Ordinary shares THC Hope IB Limited	Ordinary shares	Additional paid-in capital L&L Tomorrow Holdings Limited	Additional paid-in capital	Subscription receivables	Accumulated losses	Accumulated other comprehensive income	Total equity attributable to shareholders of the Company L&L Tomorrow Holdings Limited	Total equity attributable to shareholders of the Company	Non-controlling interests	L&L Tomorrow Holdings Limited	Total
Balance at beginning at Dec. 31, 2019			¥ 106,429,741		¥ 636,537,437	¥ (192,363,000)	¥ (113,807,634)	¥ 36,392,935		¥ 366,766,150	¥ 5,825,542		¥ 372,591,692
Balance at beginning (in shares) at Dec. 31, 2019			6,412
Net loss							(141,999,507)			(141,999,507)	(1,060,660)		(143,060,167)
Foreign currency translation adjustment, net of nil income taxes								2,788,426		2,788,426			2,788,426
Issuance of shares to Cantor			¥ 101		10,089,000					10,089,101			10,089,101
Issuance of shares (in shares)			1,596,446
Issuance of shares			¥ 101		10,089,000					10,089,101			10,089,101
Settlement of subscription receivable					(1,719,802)	¥ 192,363,000				190,643,198			190,643,198
Balance at ending at Dec. 31, 2020			¥ 6,513		644,906,635		(255,807,141)	39,181,361		428,287,368	4,764,882		433,052,250
Balance at ending (in shares) at Dec. 31, 2020			108,026,187
Net loss							(381,721,019)			(381,721,019)	(1,208,147)		(382,929,166)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes								(548,029)		(548,029)			(548,029)
Foreign currency translation adjustment, net of nil income taxes								(2,889,641)		(2,889,641)			(2,889,641)
Issuance of shares to Cantor			¥ 984		292,408,638					292,409,622			292,409,622
Issuance of shares (in shares)			16,167,742
Issuance of shares			¥ 984		292,408,638					292,409,622			292,409,622
Balance at ending at Dec. 31, 2021			¥ 7,497		937,315,273		(637,528,160)	35,743,691		335,538,301	3,556,735		339,095,036
Balance at ending (in shares) at Dec. 31, 2021			124,193,929
Net loss							(742,645,232)			(742,645,232)	(2,103,019)		(744,748,251)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes								(1,520,393)		(1,520,393)			(1,520,393)
Foreign currency translation adjustment, net of nil income taxes								(19,356,001)		(19,356,001)			(19,356,001)
Unrealized gain on short-term investment, net of nil income taxes								2,133,528		2,133,528			2,133,528
Transaction cost of Merger and PIPE Transactions					(85,728,299)					(85,728,299)			(85,728,299)
Equity financing through Merger Transaction			¥ 380		(37,625,574)					(37,625,194)			(37,625,194)
Equity financing through Merger Transaction (in shares)			5,693,636
Equity financing through PIPE Transaction			¥ 338		312,871,174					312,871,512			312,871,512
Equity financing through PIPE Transaction (in shares)			5,050,000
Equity financing through ESA Transaction			¥ 334		267,361,986					267,362,320			267,362,320
Equity financing through ESA Transaction (in shares)			5,000,000
Capital contribution from shareholders					1,777,675					1,777,675			1,777,675
Stock-based compensation					44,421,298					44,421,298			44,421,298
Issuance of shares to Cantor	¥ 11		¥ 56	¥ 9,964,474	21,656,644				¥ 9,964,485	21,656,700		¥ 9,964,485	21,656,700
Issuance of shares (in shares)	174,544	8,242,983	826,446
Issuance of shares	¥ 11		¥ 56	¥ 9,964,474	21,656,644				¥ 9,964,485	21,656,700		¥ 9,964,485	21,656,700
Balance at ending at Dec. 31, 2022			¥ 8,616		¥ 1,472,014,651		¥ (1,380,173,392)	¥ 17,000,825		¥ 108,850,700	¥ 1,453,716		¥ 110,304,416
Balance at ending (in shares) at Dec. 31, 2022			149,181,538